TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before taxes on income, as reported in the consolidated statements of income (loss)	$ 29,201	$ 28,194	$ 7,135
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical taxes on income	$ 6,716	$ 6,485	$ 1,641
Currency differences	1,324	(1,212)	621
Tax adjustment in respect of different tax rates	1,313	501	(883)
Changes in valuation allowance	1,176	322	1,999
Expiration of carryforward tax losses	4,033	2,814	1,517
Exempt subsidy income	(9,537)	(5,257)	(6,758)
Release of trapped earnings	0	0	12,880
Exempts income from arbitrations	(4,035)	(975)	0
Nondeductible expenses and other differences	3,362	2,012	2,046
Tax benefit	$ 4,352	$ 4,690	$ 13,063